Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	HANSBERGER INTERNATIONAL SERIES
Central Index Key	0001019766
Amendment Flag	false
Document Creation Date	Apr 27, 2012
Document Effective Date	May 1, 2012
Prospectus Date	May 1, 2012

International Growth Fund
INTERNATIONAL GROWTH FUND
INVESTMENT GOAL
The Fund seeks to provide high long-term total return.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund		Institutional Class	Advisor Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.11%	0.31%
Total Annual Fund Operating Expenses		0.86%	1.06%
Fee Waiver and/or Expense Reimbursement	[2]	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.06%
[1]	The expense information shown in the table above may differ from the expense information disclosed on the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (expenses indirectly borne by the Fund through investments in certain pooled investment vehicles).
[2]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.00% and 1.15% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.00% and 1.15% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were reimbursed.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Growth Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	88	274	477	1,061
Advisor Class	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of total assets, not including the cash position of the Fund) in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The Fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary.

The Adviser anticipates following a flexible investment policy that will allow it to select those investments that it believes are best suited to achieve the Fund’s investment objective over the long term. The Adviser uses a disciplined, long-term approach to international investing. It has an extensive global network of investment research sources. The Adviser focuses primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the Fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: positive relative fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Growth Investment Risk: Growth investing attempts to identify companies that the Adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
31.66%	-27.14%
second quarter	fourth quarter
2009	2008

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns International Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(17.61%)	(4.13%)	6.20%	Jun 23, 2003
Institutional Class Return After Taxes on Distributions	(17.66%)	(4.48%)	5.72%	Jun 23, 2003
Institutional Class Return After Taxes on Distributions & Sale of Fund Shares	(11.05%)	(3.35%)	5.45%	Jun 23, 2003
Institutional Class MSCI ACWI ex USA	(13.33%)	(2.48%)	8.46%	Jun 23, 2003
Advisor Class	(17.82%)	(4.33%)	0.65%	Sep 13, 2005
Advisor Class MSCI ACWI ex USA	(13.33%)	(2.48%)	2.90%	Sep 13, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and 5-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANSBERGER INTERNATIONAL SERIES
Prospectus Date	rr_ProspectusDate	May 1, 2012
International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long-term total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily (at least 80% of total assets, not including the cash position of the Fund) in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The Fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary.

The Adviser anticipates following a flexible investment policy that will allow it to select those investments that it believes are best suited to achieve the Fund’s investment objective over the long term. The Adviser uses a disciplined, long-term approach to international investing. It has an extensive global network of investment research sources. The Adviser focuses primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the Fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: positive relative fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Growth Investment Risk: Growth investing attempts to identify companies that the Adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
31.66%	-27.14%
second quarter	fourth quarter
2009	2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and 5-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and 5-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.
International Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
2004	rr_AnnualReturn2004	14.06%
2005	rr_AnnualReturn2005	17.09%
2006	rr_AnnualReturn2006	23.27%
2007	rr_AnnualReturn2007	19.15%
2008	rr_AnnualReturn2008	(50.10%)
2009	rr_AnnualReturn2009	52.20%
2010	rr_AnnualReturn2010	8.63%
2011	rr_AnnualReturn2011	(17.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.14%)
1 Year	rr_AverageAnnualReturnYear01	(17.61%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2003
International Growth Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.66%)
5 Years	rr_AverageAnnualReturnYear05	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2003
International Growth Fund | Institutional Class | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.05%)
5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2003
International Growth Fund | Institutional Class | MSCI ACWI ex USA
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2003
International Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	585
10 years	rr_ExpenseExampleYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(17.82%)
5 Years	rr_AverageAnnualReturnYear05	(4.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005
International Growth Fund | Advisor Class | MSCI ACWI ex USA
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005

[1]	The expense information shown in the table above may differ from the expense information disclosed on the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (expenses indirectly borne by the Fund through investments in certain pooled investment vehicles).
[2]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.00% and 1.15% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.00% and 1.15% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were reimbursed.

International Value Fund
INTERNATIONAL VALUE FUND
INVESTMENT GOAL
The Fund seeks to provide long-term capital growth.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Value Fund		Institutional Class	Advisor Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.39%	0.52%
Total Annual Fund Operating Expenses		1.14%	1.27%
Fee Waiver and/or Expense Reimbursement	[2]	0.02%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.12%	1.26%
[1]	The expense information shown in the table above may differ from the expense information disclosed on the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (expenses indirectly borne by the Fund through investments in certain pooled investment vehicles).
[2]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10% and 1.25% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% and 1.25% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for both share classes is based on the Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Value Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	114	360	626	1,384
Advisor Class	128	402	696	1,533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks (including common stock, preferred stock and convertible securities) and debt obligations of companies and governments domiciled outside the U.S. which the Adviser believes are undervalued. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in issuers located in at least three countries other than the U.S. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than the company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such a large investor may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
24.77%	-24.43%
second quarter	third quarter
2009	2011

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns International Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	(18.22%)	(4.12%)	5.53%
Institutional Class Return After Taxes on Distributions	(18.37%)	(5.03%)	4.53%
Institutional Class Return After Taxes on Distributions & Sale of Fund Shares	(10.92%)	(3.16%)	5.07%
Advisor Class	(18.40%)	(4.29%)		1.15%	Sep 13, 2005
MSCI ACWI ex USA	(13.33%)	(2.48%)	6.76%	2.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and 5-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANSBERGER INTERNATIONAL SERIES
Prospectus Date	rr_ProspectusDate	May 1, 2012
International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for both share classes is based on the Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks (including common stock, preferred stock and convertible securities) and debt obligations of companies and governments domiciled outside the U.S. which the Adviser believes are undervalued. Under normal market conditions, the Fund will invest more than 80% of its assets (not including the cash position of the Fund) in issuers located in at least three countries other than the U.S. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than the company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such a large investor may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.

Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
24.77%	-24.43%
second quarter	third quarter
2009	2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and 5-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year and 5-year periods exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.
International Value Fund | MSCI ACWI ex USA
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
10 Years	rr_AverageAnnualReturnYear10	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
International Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	360
5 years	rr_ExpenseExampleYear05	626
10 years	rr_ExpenseExampleYear10	1,384
2002	rr_AnnualReturn2002	(12.46%)
2003	rr_AnnualReturn2003	42.10%
2004	rr_AnnualReturn2004	16.61%
2005	rr_AnnualReturn2005	17.15%
2006	rr_AnnualReturn2006	24.40%
2007	rr_AnnualReturn2007	14.75%
2008	rr_AnnualReturn2008	(43.37%)
2009	rr_AnnualReturn2009	38.28%
2010	rr_AnnualReturn2010	10.25%
2011	rr_AnnualReturn2011	(18.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
1 Year	rr_AverageAnnualReturnYear01	(18.22%)
5 Years	rr_AverageAnnualReturnYear05	(4.12%)
10 Years	rr_AverageAnnualReturnYear10	5.53%
International Value Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	(5.03%)
10 Years	rr_AverageAnnualReturnYear10	4.53%
International Value Fund | Institutional Class | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.92%)
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
10 Years	rr_AverageAnnualReturnYear10	5.07%
International Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	402
5 years	rr_ExpenseExampleYear05	696
10 years	rr_ExpenseExampleYear10	1,533
1 Year	rr_AverageAnnualReturnYear01	(18.40%)
5 Years	rr_AverageAnnualReturnYear05	(4.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005

[1]	The expense information shown in the table above may differ from the expense information disclosed on the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (expenses indirectly borne by the Fund through investments in certain pooled investment vehicles).
[2]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10% and 1.25% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% and 1.25% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Emerging Markets Fund
EMERGING MARKETS FUND
INVESTMENT GOAL
The Fund seeks to provide long-term capital growth.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Fund		Institutional Class	Advisor Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses		0.55%	0.97%
Total Annual Fund Operating Expenses		1.55%	1.97%
Fee Waiver and/or Expense Reimbursement	[1]	0.05%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	1.65%
[1]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% and 1.65% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% and 1.65% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for both share classes is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	153	485	840	1,841
Advisor Class	168	587	1,033	2,270

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of publicly traded equity securities (including common stock, preferred stock and convertible securities) of companies located in emerging markets that the Adviser believes are undervalued and, to a lesser degree, invests in private placement emerging market equity securities. Under normal market conditions, the Fund will invest at least 80% of its assets (not including the cash position of the Fund) in issuers located in emerging markets. Emerging market countries are countries that MSCI classifies as emerging or frontier markets. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists. The Adviser expects that the Fund’s investments generally will reflect a broad cross-section of countries, industries and companies in order to reduce risk.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.
Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.
Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.
Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.
Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
33.05%	-28.43%
second quarter	third quarter
2009	2008

Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Emerging Markets Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	(25.09%)	(0.77%)	11.46%
Institutional Class Return After Taxes on Distributions	(25.03%)	(4.27%)	8.14%
Institutional Class Return After Taxes on Distributions & Sale of Fund Shares	(16.05%)	(0.84%)	10.01%
Advisor Class	(25.19%)	(0.92%)		5.07%	Sep 13, 2005
MSCI Emerging Markets Index	(18.17%)	2.70%	14.20%	8.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1- year period exceeds the Return Before Taxes due to assumed tax benefits from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANSBERGER INTERNATIONAL SERIES
Prospectus Date	rr_ProspectusDate	May 1, 2012
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for both share classes is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of publicly traded equity securities (including common stock, preferred stock and convertible securities) of companies located in emerging markets that the Adviser believes are undervalued and, to a lesser degree, invests in private placement emerging market equity securities. Under normal market conditions, the Fund will invest at least 80% of its assets (not including the cash position of the Fund) in issuers located in emerging markets. Emerging market countries are countries that MSCI classifies as emerging or frontier markets. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists. The Adviser expects that the Fund’s investments generally will reflect a broad cross-section of countries, industries and companies in order to reduce risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.
Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.
Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.
Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.
		Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
33.05%	-28.43%
second quarter	third quarter
2009	2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions & Sale of Fund Shares for the 1- year period exceeds the Return Before Taxes due to assumed tax benefits from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1- year period exceeds the Return Before Taxes due to assumed tax benefits from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.
Emerging Markets Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	14.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Emerging Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	485
5 years	rr_ExpenseExampleYear05	840
10 years	rr_ExpenseExampleYear10	1,841
2002	rr_AnnualReturn2002	(1.46%)
2003	rr_AnnualReturn2003	54.62%
2004	rr_AnnualReturn2004	20.65%
2005	rr_AnnualReturn2005	30.97%
2006	rr_AnnualReturn2006	27.77%
2007	rr_AnnualReturn2007	30.73%
2008	rr_AnnualReturn2008	(51.64%)
2009	rr_AnnualReturn2009	72.96%
2010	rr_AnnualReturn2010	17.49%
2011	rr_AnnualReturn2011	(25.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.43%)
1 Year	rr_AverageAnnualReturnYear01	(25.09%)
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	11.46%
Emerging Markets Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.03%)
5 Years	rr_AverageAnnualReturnYear05	(4.27%)
10 Years	rr_AverageAnnualReturnYear10	8.14%
Emerging Markets Fund | Institutional Class | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.05%)
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	10.01%
Emerging Markets Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	587
5 years	rr_ExpenseExampleYear05	1,033
10 years	rr_ExpenseExampleYear10	2,270
1 Year	rr_AverageAnnualReturnYear01	(25.19%)
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2005

[1]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% and 1.65% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% and 1.65% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANSBERGER INTERNATIONAL SERIES
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012